OPERATING SEGMENTS (Schedule of Reporting on Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 114,469	$ 102,825	$ 77,494
Gross profit	41,472	32,088	21,360
Unallocated corporate expenses	(22,213)	(24,644)	(26,841)
Finance income, net	1,082	(274)	470
Income (loss) before taxes on income	20,341	7,170	(5,011)
Proprietary Products [Member]
Disclosure of operating segments [line items]
Revenues	90,784	79,559	55,958
Gross profit	37,988	28,224	18,235
Distribution [Member]
Disclosure of operating segments [line items]
Revenues	23,685	23,266	21,536
Gross profit	$ 3,484	$ 3,864	$ 3,125